UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2003
                                         -----------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Becky M. Horchler
Address:  131 North North Church Street
          P. O. Box 1220
          Rocky Mount, NC 27802


Form 13F File Number: 028-03824
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Becky M. Horchler
Title: Trust Operations Manager
Phone: 252-454-8307

Signature, Place, and Date of Signing:

/s/ Becky M. Horchler            Rocky Mount, NC                01/06/04
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       101
                                        ----------------------

Form 13F Information Table Value Total:       70,037
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

0REQUESTED MODEL: BNK
1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/05/04           PAGE  1
                                                                    AS OF 12/31/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 ABBOTT LABORATORIES                  002824100       466     10,005 SH          X                      10,005

 ABBOTT LABORATORIES                  002824100       144      3,100 SH              X   X               3,100

 AMERICAN INTL GROUP INC              026874107       472      7,125 SH          X                       6,265                   860

 AMERICAN INTL GROUP INC              026874107         9        139 SH              X   X                 139

 AMGEN INC                            031162100       368      5,958 SH          X                       5,958

 AMGEN INC                            031162100        25        400 SH              X   X                 400

 BANK OF AMERICA CORP.                060505104       262      3,255 SH          X                       3,255

 BANK OF AMERICA CORP.                060505104        18        226 SH              X   X                 226

 BELLSOUTH CORPORATION                079860102       295     10,435 SH          X                      10,435

 BELLSOUTH CORPORATION                079860102         9        314 SH              X   X                 314

 BRISTOL MYERS SQUIBB CO              110122108       321     11,227 SH          X                      11,227

 BRISTOL MYERS SQUIBB CO              110122108        69      2,400 SH              X   X               2,400

 CHEVRONTEXACO CORP                   166764100       483      5,591 SH          X                       5,591

 CHEVRONTEXACO CORP                   166764100        42        485 SH              X   X                 485

 CINCINNATI BELL INC NEW              171871106        68     13,550 SH          X                      13,550
 COM
 CINCINNATI BELL INC NEW              171871106         4        800 SH              X   X                 800
 COM
 CITIGROUP, INC.                      172967101       464      9,558 SH          X                       9,558

 CITIGROUP, INC.                      172967101        15        300 SH              X   X                 300

 DNAPRINT GENOMICS INC                23324Q103         1     15,000 SH          X                      15,000
 COM
 DEVON ENERGY CORP NEW                25179M103       433      7,555 SH          X                       7,555
 COM
 DEVON ENERGY CORP NEW                25179M103        40        700 SH              X   X                 700
 COM
 DIAL THRU INTERNATIONAL CORP         252479100        14     76,600 SH          X                      76,600
 COM
 DISNEY WALT CO.                      254687106       238     10,193 SH          X                      10,193

 DISNEY WALT CO.                      254687106        19        825 SH              X   X                 825

 DOMINION RES INC VA NEW              25746U109       202      3,165 SH          X                       3,165
 COM
                                               ----------
          PAGE TOTAL                                4,481

1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/05/04           PAGE  2
                                                                    AS OF 12/31/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 DOMINION RES INC VA NEW              25746U109        51        800 SH              X   X                 800
 COM
 DUPONT, E I DE NEMOURS AND COMPANY   263534109       506     11,017 SH          X                       8,627                 2,390

 DUKE ENERGY COMPANY                  264399106       280     13,704 SH          X                      13,704

 E M C CORP MASS                      268648102       214     16,550 SH          X                      16,550

 E M C CORP MASS                      268648102         3        250 SH              X   X                 250

 ENERPLUS RES FD                      29274D604       314     10,325 SH          X                      10,325
 UNIT TR G NEW
 ENERPLUS RES FD                      29274D604        21        700 SH              X   X                 700
 UNIT TR G NEW
 EXELON CORP                          30161N101       238      3,585 SH          X                       3,155                   430

 EXXON MOBIL CORP                     30231G102     1,140     27,794 SH          X                      26,914                   880

 EXXON MOBIL CORP                     30231G102       490     11,952 SH              X   X              11,952

 FIDELITY ADVISOR SER II              315807206     1,062     37,076 SH          X                                            37,076
 GR OPPTS PTFL T
 GENERAL DYNAMICS CORP                369550108        34        380 SH          X                         380

 GENERAL DYNAMICS CORP                369550108       181      2,000 SH              X   X               2,000

 GENERAL ELECTRIC COMPANY             369604103     1,587     51,230 SH          X                      47,080                 4,150

 GENERAL ELECTRIC COMPANY             369604103       694     22,400 SH              X   X              22,400

 HEWLETT PACKARD COMPANY              428236103       236     10,261 SH          X                      10,261

 HONEYWELL INTERNATIONAL INC.         438516106       195      5,836 SH          X                       5,836

 HONEYWELL INTERNATIONAL INC.         438516106        20        600 SH              X   X                 600

 INTEL CORP                           458140100       381     11,901 SH          X                       9,316                 2,585

 INTEL CORP                           458140100        42      1,300 SH              X   X               1,300

 INTERNATIONAL BUSINESS MACHINES CORP 459200101       357      3,857 SH          X                       3,857

 INTERNATIONAL BUSINESS MACHINES CORP 459200101       380      4,100 SH              X   X               4,100

 J P MORGAN CHASE & CO                46625H100       277      7,530 SH          X                       7,530

 JEFFERSON PILOT CORPORATION          475070108       334      6,590 SH          X                       6,590

 JEFFERSON PILOT CORPORATION          475070108        30        600 SH              X   X                 600

                                               ----------
          PAGE TOTAL                                9,067

1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/05/04           PAGE  3
                                                                    AS OF 12/31/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 JOHNSON & JOHNSON                    478160104       334      6,475 SH          X                       5,745                   730

 JOHNSON & JOHNSON                    478160104        10        200 SH              X   X                 200

 LEXMARK INTERNATIONAL, INC.          529771107       629      8,000 SH              X   X               8,000

 LOWES COMPANIES INC                  548661107        44        795 SH          X                         795

 LOWES COMPANIES INC                  548661107     1,108     20,000 SH              X   X              20,000

 LUCENT TECHNOLOGIES INC              549463107        98     34,666 SH          X                      34,666

 LUCENT TECHNOLOGIES INC              549463107         3      1,000 SH              X   X               1,000

 MFS SER TR V                         552981888       411     22,713 SH          X                      22,713
 INTL NEW DISCOVERY A
 MERCK & CO INC                       589331107       312      6,750 SH          X                       6,750

 MERCK & CO INC                       589331107       508     11,000 SH              X   X              11,000

 MICROSOFT CORP                       594918104       291     10,621 SH          X                      10,621

 MICROSOFT CORP                       594918104        14        500 SH              X   X                 500

 NUVEEN VA PREM INCM MUN FD           67064R102       297     17,291 SH          X                      17,291
 COM
 PEPSICO, INC.                        713448108       391      8,390 SH          X                       7,490                   900

 PEPSICO, INC.                        713448108         9        200 SH              X   X                 200

 PFIZER, INC.                         717081103       350      9,895 SH          X                       9,895

 PFIZER, INC.                         717081103        27        767 SH              X   X                 767

 PIEDMONT NATURAL GAS                 720186105       278      6,405 SH          X                       6,405

 PIEDMONT NATURAL GAS                 720186105        48      1,100 SH              X   X               1,100

 PROCTER & GAMBLE COMPANY             742718109       472      4,730 SH          X                       4,730

 PROCTER & GAMBLE COMPANY             742718109        90        900 SH              X   X                 900

 PROVIDIAN FINL CORP                  74406A102       134     11,500 SH          X                      11,500
 COM
 RBC MID CAP EQUITY FUND CLASS I      74926B309    22,852  1,850,366 SH          X                   1,587,000     84,289    179,076

 RBC MID CAP EQUITY FUND CLASS I      74926B309       611     49,470 SH              X   X              44,190      5,279

 RBC LARGE CAP EQUITY FD CLASS I      74926B606    13,809  1,396,257 SH          X                   1,206,350     53,424    136,482

                                               ----------
          PAGE TOTAL                               43,130

1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/05/04           PAGE  4
                                                                    AS OF 12/31/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 RBC LARGE CAP EQUITY FD CLASS I      74926B606       285     28,853 SH              X   X              26,346      2,506

 RBC SMALL CAP EQUITY FD CLASS I      74926B846     6,832    510,622 SH          X                     422,379     29,239     59,002

 RBC SMALL CAP EQUITY FD CLASS I      74926B846       171     12,777 SH              X   X              11,402      1,375

 ROYAL BK CDA MONTREAL QUE            780087102     2,027     42,520 SH          X                      42,520

 ROYAL BK CDA MONTREAL QUE            780087102        42        884 SH              X   X                 356        498         30

 SBC COMMUNICATIONS INC               78387G103       251      9,642 SH          X                       9,642

 SBC COMMUNICATIONS INC               78387G103        20        750 SH              X   X                 750

 SPDR TR UNIT SER 1                   78462F103       951      8,548 SH          X                       8,548

 SPDR TR UNIT SER 1                   78462F103        39        349 SH              X   X                 349

 SONOCO PRODUCTS                      835495102        62      2,500 SH          X                       2,500

 SONOCO PRODUCTS                      835495102       172      7,000 SH              X   X               7,000

 TARGET CORP                          87612E106       200      5,215 SH          X                       5,215

 TARGET CORP                          87612E106         4        100 SH              X   X                 100

 US BANCORP DEL                       902973304       225      7,545 SH          X                       7,545

 UNITED TECHNOLOGIES CORP             913017109       319      3,371 SH          X                       2,751                   620

 UNITED TECHNOLOGIES CORP             913017109        14        150 SH              X   X                 150

 VERIZON COMMUNICATIONS               92343V104       292      8,330 SH          X                       8,330

 VERIZON COMMUNICATIONS               92343V104        29        835 SH              X   X                 835

 WACHOVIA CORP 2ND NEW                929903102       366      7,855 SH          X                       7,855
 COM
 WACHOVIA CORP 2ND NEW                929903102        37        800 SH              X   X                 800
 COM
 WAL-MART STORES                      931142103       317      5,980 SH          X                       5,980

 WAL-MART STORES                      931142103        13        250 SH              X   X                 250

 WALGREEN CO                          931422109       172      4,715 SH          X                       3,530                 1,185

 WALGREEN CO                          931422109        73      2,000 SH              X   X               2,000

 WELLS FARGO & CO NEW                 949746101       375      6,365 SH          X                       6,365

                                               ----------
          PAGE TOTAL                               13,288

1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        01/05/04           PAGE  5
                                                                    AS OF 12/31/03
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 WELLS FARGO & CO NEW                 949746101        71      1,200 SH              X   X               1,200

                                               ----------
          PAGE TOTAL                                   71
         FINAL TOTALS                              70,037